Retirement Arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Retirement Arrangements (Tables) [Abstract]
Reconciliation of changes in SERP's benefit obligations and statement of fund status

	Year Ended
	December 31,
	2010	2009
Reconciliation of benefit obligation:
Obligation at January 1	$3,287	$3,109
Service cost	413	389
Interest cost	115	164
Actuarial (gain) loss	251	434
Benefit Payments	—	(29)
Curtailments	—	(780)

Obligation at December 31	$4,066	$3,287

	December 31,
	2010	2009
Funded status:
Funded status at December 31	$4,066	$(3,287)
Unrecognized (gain) loss	—	—

Prepaid (accrued) benefit cost	$4,066	$(3,287)

Components of net periodic benefit costs

	Year Ended
	December 31,
	2010	2009
Service cost	$413	$389
Interest cost	115	164
Curtailment income	—	(87)
Net actuarial (gain) loss	52	16

Net periodic benefit cost	$580	$482

Accumulated benefit in excess of plan assets

	December 31,
	2010	2009
Projected benefit obligation	$4,066	$3,287
Accumulated benefit obligation	2,938	2,956
Fair value of assets	n/a	n/a

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2010	2009	2010	2009
Discount rate	3.50%	3.50%	3.50%	6.25%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a